SCHEDULE OF UNAUDITED PROFORMA INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Adjusted EBITDA	$ (595,707)	$ (470,131)	$ (1,297,170)	$ (1,521,279)	$ (9,932,620)	$ (3,322,695)
Ellwood Thompson [Member]
Business Acquisition [Line Items]
Sales		17,133,109		33,725,111
Net loss		$ (473,448)		$ (1,481,877)
Mother Earth Storehouse And Greens Natural Foods And Ellwood Thompson [Member]
Business Acquisition [Line Items]
Sales					65,262,166	68,529,035
Net loss					(10,119,851)	(276,797)
Adjusted EBITDA					$ (3,115,188)	$ (482,477)